UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4103

Seligman High Income Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman High-Yield Bond Series
Portfolio of Investments (Unaudited)
September 30, 2005

	Principal Amount or Shares		Value
Corporate Bonds 94.5%
Aerospace 3.0%
Hexcel 6.75%, 2/1/2015	$ 2,825,000		$ 2,810,875
K&F Acquisition 7.75%, 11/15/2014	2,450,000		2,486,750
L3 Communications 6.375%, 10/15/2015*	950,000		961,875
Sequa 9%, 8/1/2009	4,550,000		4,845,750
TransDigm 8.375%, 7/15/2011	2,650,000		2,789,125
			13,894,375
Auto 4.7%
Cooper Standard Automotive 8.375%, 12/15/2014	950,000		802,750
Ford Motor 7.45%, 7/16/2031	4,750,000		3,728,750
General Motors Acceptance 6.875%, 8/28/2012	3,825,000		3,427,743
General Motors 8.375%, 7/15/2033	2,850,000		2,237,250
Goodyear Tire & Rubber 7.857%, 8/15/2011	4,450,000		4,327,625
Tenneco Automotive:
10.25%, 7/15/2013	1,775,000		1,992,437
8.625%, 11/15/2014	925,000		936,563
TRW Automotive 9.375%, 2/15/2013	3,000,000		3,270,000
Visteon 7%, 3/10/2014	950,000		828,875
			21,551,993
Broadcasting 1.8%
Lamar Media 6.625%, 8/15/2015*	2,000,000		2,045,000
Nextmedia Operating 10.75%, 7/1/2011	3,625,000		3,901,406
Sinclair Broadcast Group 8%, 3/15/2012	2,300,000		2,366,125
			8,312,531
Building Products 0.8%
Associated Materials 9.75%, 4/15/2012	2,775,000		2,698,687
Texas Industries 10.25%, 6/15/2011*	1,050,000		1,097,250
			3,795,937
Cable 2.9%
Charter Communications Holdings II 10.25%, 9/15/2010	4,325,000		4,454,750
CSC Holdings 7.875%, 12/15/2007	3,725,000		3,846,063
Insight Midwest/Insight Capital 10.50%, 11/1/2010	2,475,000		2,611,125
Mediacom Broadband 11%, 7/15/2013	2,200,000		2,381,500
			13,293,438
Capital Goods 4.1%
Blount 8.875%, 8/1/2012	1,600,000		1,712,000
Columbus McKinnon 10%, 8/1/2010	2,675,000		2,935,813
JLG Industries 8.375%, 6/15/2012	1,425,000		1,517,625
NMHG Holding 10%, 5/15/2009	2,050,000		2,203,750
Norcross Safety Products 9.875%, 8/15/2011	3,100,000		3,340,250
Park-Ohio Industries 8.375%, 11/15/2014	3,050,000		2,661,125
Reddy Ice Holdings 0% (10.50%†), 11/1/2012*	5,775,000		4,475,625
			18,846,188
Chemicals 7.4%
ARCO Chemical 9.8%, 2/1/2020	4,500,000		5,101,875
Huntsman International:
10.125%, 7/1/2009	5,000		5,169
7.375%, 1/1/2015*	3,075,000		2,959,687
ISP Holdings 10.625%, 12/15/2009	4,125,000		4,382,813
KI Holdings 0% (9.875%†), 11/15/2014	2,700,000		1,856,250
Lyondell Chemical 11.125%, 7/15/2012	825,000		924,000
Millennium America 9.25%, 6/15/2008	2,825,000		3,051,000
Polyone 10.625%, 5/15/2010	2,650,000		2,742,750
Resolution Performance Products 9.50%, 4/15/2010	3,525,000		3,657,188
Rockwood Specialties Group 10.625%, 5/15/2011	2,570,000		2,814,150
Terra Capital 11.50%, 6/1/2010	3,283,000		3,775,450
UAP Holding 0% (10.75%†) , 7/15/2012	3,600,000		3,078,000
			34,348,332
Consumer Products 1.9%
Acco Brands 7.625%, 8/15/2015*	2,400,000		2,388,000
Visant Holding 0% (10.25%†), 12/1/2013	3,525,000		2,555,625
Playtex Products 9.375%, 6/1/2011	1,775,000		1,861,531
R.J. Reynolds 7.3%, 7/15/2015*	1,800,000		1,849,500
			8,654,656
Containers 2.9%
AEP Industries 7.875%, 3/15/2013	1,375,000		1,371,563
BWAY 10%, 10/15/2010	2,675,000		2,848,875
Crown Cork & Seal:
8%, 4/15/2023	975,000		964,031
7.375%, 12/15/2026	3,500,000		3,342,500
Owens-Brockway Glass Container 8.25%, 5/15/2013	1,900,000		1,985,500
Owens-Illinois 7.80%, 5/15/2018	1,900,000		1,919,000
US Can 12.375%, 10/1/2010	950,000		909,625
			13,341,094
Diversified Telecommunication 2.8%
AT&T 9.75%, 11/15/2031	1,900,000		2,415,375
Qwest 7.875%, 9/1/2011	2,500,000		2,618,750
Qwest Services 13.5%, 12/15/2010	5,925,000		6,813,750
Syniverse Technologies 7.75%, 8/15/2013*	950,000		961,875
			12,809,750
Electric 3.0%
Aquila 14.875%, 7/1/2012	1,800,000		2,466,000
CMS Energy 7.5%, 1/15/2009	2,700,000		2,841,750
MSW Energy Holdings 8.50%, 9/1/2010	2,475,000		2,666,812
Nevada Power 8.25%, 6/1/2011	1,800,000		2,007,000
Sierra Pacific Resources:
8.625%, 3/15/2014	1,800,000		1,993,050
6.75%, 8/15/2017*	1,900,000		1,914,250
			13,888,862
Energy 7.8%
Citgo Petroleum 6%, 10/15/2011	3,600,000		3,618,000
Coastal 6.95%, 6/1/2028	3,150,000		2,850,750
Dynegy Holdings:
8.75%, 2/15/2012	1,925,000		2,098,250
10.125%, 7/15/2013*	1,900,000		2,128,000
El Paso 7.875%, 6/15/2012	5,375,000		5,590,000
Frontier Oil 6.625%, 10/1/2011	3,500,000		3,626,875
Grant Prideco 6.125%, 8/15/2015*	1,425,000		1,446,375
NGC 7.125%, 5/15/2018	1,800,000		1,674,000
Pacific Energy Partners 6.25%, 9/15/2015*	1,900,000		1,914,250
Reliant Energy 6.75%, 12/15/2014	3,600,000		3,555,000
Whiting Petroleum 7%, 4/18/2013*	1,425,000		1,451,719
Williams Companies:
7.625%, 7/15/2019	2,400,000		2,610,000
7.5%, 1/15/2031	3,000,000		3,202,500
			35,765,719
Environmental 0.7%
Allied Waste North America:
8.5%, 12/1/2008	2,400,000		2,514,000
7.25%, 3/15/2015*	950,000		940,500
			3,454,500
Finance 1.6%
E*TRADE Financial 7.375%, 9/15/2013*	1,425,000		1,446,375
Western Financial Bank 9.625%, 5/15/2012	5,075,000		5,836,250
			7,282,625
Food and Beverage 2.2%
Del Monte 6.75%, 2/15/2015*	675,000		681,750
Land O' Lakes 8.75%, 11/15/2011	3,550,000		3,736,375
Pilgrim's Pride 9.25%, 11/15/2013	5,200,000		5,746,000
			10,164,125
Food and Drug 0.7%
Roundy's 8.875%, 6/15/2012	3,125,000		3,468,750

Gaming 4.4%
Inn Of The Mountain Gods 12%, 11/15/2010	950,000		1,078,250
Kerzner International 6.75%, 10/1/2015*	3,825,000		3,724,594
Mandalay Resort Group 9.375%, 2/15/2010	2,750,000		3,045,625
MGM Grand 9.75%, 6/1/2007	3,950,000		4,226,500
MGM Mirage 6.625%, 7/15/2015*	1,900,000		1,888,125
Park Place Entertainment 9.375%, 2/15/2007	2,025,000		2,141,437
San Pasqual Casino 8%, 9/15/2013*	950,000		960,687
Station Casinos:
6%, 4/1/2012	1,775,000		1,781,656
6.875%, 3/1/2016	1,350,000		1,375,313
			20,222,187
Health Care Facilities and Supplies 4.3%
Alliance Imaging 7.25%, 12/15/2012	1,700,000		1,564,000
Coventry Health Care 8.125%, 2/15/2002	3,850,000		4,177,250
DaVita 7.25%, 3/15/2015	2,575,000		2,623,281
Fisher Scientific 6.125%, 7/1/2015*	3,150,000		3,173,625
HCA 7.5%, 11/6/2033	900,000		902,423
Healthsouth 8.375%, 10/1/2011	2,700,000		2,585,250
Lifecare Holdings 9.25%, 8/15/2013*	1,425,000		1,232,625
Universal Hospital Services 10.125%, 11/1/2011	3,525,000		3,630,750
			19,889,204
Leisure 1.6%
Intrawest 7.50%, 10/15/2013	3,525,000		3,626,344
Town Sports International 9.625%, 4/15/2011	3,575,000		3,731,406
			7,357,750
Lodging 2.5%
Felcor Lodging 9%, 6/1/2011	2,625,000		2,867,812
Host Marriot:
9.50%, 1/15/2007	2,400,000		2,523,000
6.375%, 3/15/2015	1,800,000		1,755,000
MeriStar Hospitality 9.125%, 1/15/2011	4,125,000		4,393,125
			11,538,937
Metals and Mining 5.6%
AK Steel 7.75%, 6/15/20012	1,625,000		1,507,187
Aleris International 9%, 11/15/2014	450,000		477,000
Earle M. Jorgensen 9.75%, 6/1/2012	3,050,000		3,324,500
Gerdau AmeriSteel 10.375%, 7/15/2011	1,750,000		1,955,625
IMCO Recycling 10.375%, 10/15/2010	1,650,000		1,827,375
Neenah 11%, 9/30/2010*	3,950,000		4,384,500
Novelis 7.25%, 2/15/2015*	1,750,000		1,662,500
Ryerson Tull 8.25%, 12/15/2011	2,000,000		1,955,000
UCAR Finance 10.25%, 2/15/2012	3,475,000		3,744,313
US Steel 10.75%, 8/1/2008	4,275,000		4,830,750
			25,668,750
Oil and Gas Producers 1.7%
Chesapeake Energy:
7%, 8/15/2014	5,000,000		5,275,000
6.5%, 8/15/2017*	2,375,000		2,428,437
			7,703,437
Oil Equipment 0.1%
Ocean Rig 8.375%, 7/1/2013*	450,000		489,375

Paper and Forest Products 3.6%
Bowater 6.5%, 6/15/2013	1,800,000		1,687,500
Buckeye Technologies 8%, 10/15/2010	2,700,000		2,578,500
Caraustar Industries 9.875%, 4/1/2011	2,625,000		2,611,875
Georgia-Pacific 8.875%, 5/15/2031	2,300,000		2,731,643
Jefferson Smurfit 8.25%, 10/1/2012	2,675,000		2,527,875
Longview Fibre 10%, 1/15/2009	2,800,000		2,968,000
Newark Group 9.75%, 3/15/2014	1,800,000		1,611,000
			16,716,393
Publishing 3.1%
Dex Media 0% (9%†), 11/15/2013	7,225,000		5,725,813
Houghton Mifflin 9.875%, 2/1/2013	3,325,000		3,541,125
Primedia 8.875%, 5/15/2011	4,850,000		5,104,625
			14,371,563
Rail and Other Transportation 0.6%
Progress Rail Services 7.75%, 4/01/2012*	2,700,000		2,764,125

Restaurants 0.9%
Denny's 10%, 10/1/2012	1,675,000		1,683,375
Domino's 8.25%, 7/1/2011	2,186,000		2,306,230
			3,989,605
Satellite 2.1%
DIRECTV Holdings 8.375%, 3/15/2013	1,771,000		1,941,459
EchoStar DBS 5.75%, 10/1/2008	5,200,000		5,154,500
Sirius Satellite Radio 9.625%, 8/1/2013*	2,875,000		2,774,375
			9,870,334
Services 1.6%
Corrections Corporation America 6.25%, 3/15/2013	2,550,000		2,537,250
Mobile Mini 9.50%, 7/1/2013	1,250,000		1,387,500
Service Corporation International 7%, 6/15/2017*	2,700,000		2,740,500
Williams Scotsman 8.5%, 10/1/2015*	950,000		966,625
			7,631,875
Stores 1.8%
Asbury Automotive Group 9%, 6/15/2012	3,575,000		3,610,750
Central Garden & Pet 9.125%, 2/1/2013	2,675,000		2,875,625
Neiman Marcus Group:
10.375%, 10/15/2015*	950,000		950,000
9%, 10/15/2015*	950,000		957,125
			8,393,500
Technology 3.4%
Amkor Technology:
9.25%, 2/15/2008	1,175,000		1,107,437
10.5%, 5/1/2009	225,000		192,375
Corning 6.2%, 3/15/2016	2,575,000		2,653,718
IKON Office Solutions 7.75%, 9/15/2015*	4,750,000		4,690,625
STATS ChipPAC 7.5%, 7/19/2010*	2,700,000		2,740,500
Viasystems 10.5%, 1/15/2011	1,175,000		1,160,312
Xerox 9.75%, 1/15/2009	2,625,000		2,953,125
			15,498,092
Textiles and Apparel 0.9%
Quiksilver 6.875%, 4/15/2015*	1,900,000		1,833,500
Russell 9.25%, 5/1/2010	2,325,000		2,359,875
			4,193,375
Tower 2.0%
American Tower 7.5%, 5/1/2012	3,600,000		3,834,000
SBA Telecommunications 0% (9.75%†), 12/15/2011	5,875,000		5,360,938
			9,194,938
Utilities 3.1%
AES 9.375%, 9/15/2010	6,400,000		7,088,000
Calpine 8.5%, 2/15/2011	1,275,000		682,125
Calpine Canada Energy 8.5%, 5/1/2008	900,000		542,250
Edison Mission Energy 7.73%, 6/15/2009	5,525,000		5,856,500
			14,168,875
Wireless 2.9%
Alamosa Delaware 11%, 7/31/2010	2,125,000		2,406,562
Centennial Communications 8.125%, 2/1/2014	2,590,000		2,751,875
Nextel Communications 7.375%, 8/1/2015	3,575,000		3,830,459
Nextel Partners 12.50%, 11/15/2009	1,404,000		1,505,790
Rural Cellular 9.75%, 1/15/2010	2,850,000		2,892,750
			13,387,436
Total Corporate Bonds			435,922,626

US Government Securities 1.1%
US Treasury Notes 4.25%, 8/15/2015	5,275,000		5,243,682

Preferred Stocks 0.6%
Publishing 0.6%
Primedia 8.625%	28,500	shs.	2,878,500

Short-Term Holdings 2.8%
Gaming 0.2%
Harrah's Operating 7.875%, 12/15/2005	$ 925,000		933,094
Repurchase Agreement 2.6%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005, in the amount of $11,967,091, collateralized by: $12,465,000 US Treasury Notes 3.625%, 7/15/2006 with a fair market value of $12,324,769	11,964,000		11,964,000
Total Short-Term Holdings			12,897,094
Total Investments 99.0%			456,941,902
Other Assets Less Liabilities 1.0%			4,385,287
Net Assets 100.0%			$461,327,189

Seligman U.S. Government Securities Series
Portfolio of Investments (Unaudited)
September 30, 2005
	Principal Amount	Value
US Full Faith and Credit Obligations 80.3%
US Treasury Bonds 5.375%, 2/15/2031	$ 7,560,000	$ 8,471,933
US Treasury Notes:
3.625%, 6/30/2007	3,970,000	3,933,405
3.875%, 7/15/2010	155,000	152,693
4.25%, 8/15/2015	11,260,000	11,193,149
Ginnie Mae:
5%, 1/20/2014Ø	2,539,646	2,547,708
5%, 5/20/2025	3,350,000	3,260,993
4%, 12/16/2028Ø	2,532,425	2,509,639
5%, 5/20/2029	500,000	500,268
5%, 7/20/2032	3,400,000	3,386,634
5%, 7/20/2032	8,000,000	7,895,976
3.625%, 4/16/2033Ø	3,993,662	3,772,707
5.5%, 10/20/2033	5,000,000	4,988,701
4%, 1/20/34Ø	1,688,054	1,638,212
5.5%, 8/20/2035Ø	6,014,441	6,088,686
Small Business Administration 5.199%, 8/1/2012Ø	1,561,108	1,593,231
Private Export Funding 4.55%, 5/15/2015	2,000,000	1,991,272
US Trade Funding 4.26%, 11/15/2014Ø	1,737,367	1,711,857
Total US Full Faith and Credit Obligations		65,637,064

Agency Obligations 8.8%Ø
Fannie Mae 4.68%, 9/1/2035	6,993,196	6,990,013
Freddie Mac 6%, 11/1/2010	179,235	185,396
Total Agency Obligations		7,175,409

Short-Term Holdings 11.1%
US Full Faith and Credit Obligation 8.2%
US Treasury Notes 2.5%, 9/30/2006	6,800,000	6,695,879
Repurchase Agreement 2.9%
State Street Bank 3.1%, dated 9/30/2005, maturing 10/3/2005 in the amount of $2,326,601, collateralized by $2,425,000 US Treasury Notes 3.625%, due 7/15/2006, with a fair market value of $2,397,719	2,326,000	2,326,000
Total Short-Term Holdings		9,021,879

Total Investments 100.2%		81,834,352
Other Assets Less Liabilities (0.2%)		(128,284)
Net Assets 100.0%		$ 81,706,068

___________________________

*	The security may be offered and sold only to a “qualified institutional buyer” under Rule 144A of the Securities Act of 1933.
†	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
Ø
Investments in mortgage-backed securities are subject to principal paydown. As a result of repayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

The cost of investments for federal income tax purposes was as follows:

High-Yield Bond Series	$448,506,708
U.S. Government Securities Series	82,829,528

The tax basis gross and net unrealized appreciation and depreciation of portfolio securities was as follows:
	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
High-Yield Bond Series	$15,346,540	$6,911,346	$8,435,194
U.S. Government Securities Series	42,710	1,037,886	(995,176)

Security Valuation - Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market are valued by independent pricing services based on bid prices, which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available or (are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN HIGH INCOME FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN HIGH INCOME FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.